              As filed with the Securities and Exchange Commission.
                                                       Registration No. 33-26454

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 13 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                          NATIONWIDE VARIABLE ACCOUNT-4
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the prospectus, Statement of Additional Information, and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on November 1, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                                                        REDLINED

                                           NATIONWIDE VARIABLE ACCOUNT-4
                                      REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses........................................................Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED NOVEMBER 1, 2000, TO
                        PROSPECTUS DATED MAY 1, 2000, FOR
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                        NATIONWIDE LIFE INSURANCE COMPANY
                                   THROUGH ITS
                         NATIONWIDE VARIABLE ACCOUNT - 4


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

------------------------------------------------------ ----------------------------------------------------
                      Column A                                              Column B
                   Existing Funds                                       Replacement Funds
------------------------------------------------------ ----------------------------------------------------
Smith Barney Variable Account Funds - Income and       Travelers Series Fund, Inc. - Smith Barney Large
Growth Portfolio                                       Cap Value Portfolio
------------------------------------------------------ ----------------------------------------------------
Smith Barney Variable Account Funds - Reserve          Travelers Series Fund, Inc. - Smith Barney Money
Account Portfolio                                      Market Portfolio
------------------------------------------------------ ----------------------------------------------------
Smith Barney Variable Account Funds - U.S.             Federated Insurance Series - Federated Quality
Government/High Quality Securities Portfolio           Bond Fund II
------------------------------------------------------ ----------------------------------------------------

2. THE "SURRENDER (REDEMPTION)" PROVISION OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

         Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

3. THE FOLLOWING UNDERLYING MUTUAL FUND IS ADDED AS AN INVESTMENT OPTION UNDER THE CONTRACT:

         FEDERATED INSURANCE SERIES

         o        Federated Quality Bond Fund II

4.       THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE IS AMENDED AS
         FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, after expense reimbursement)

--------------------------------------------------------------------------------------------------------------
                                               Management       Other       12b-1    Total Underlying Mutual
                                                  Fees         Expenses      Fees         Fund Expenses
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated            0.00%         0.68%       0.00%             0.68%
Quality Bond Fund II
--------------------------------------------------------------------------------------------------------------

         The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund.

         Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

         Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund average net assets, before expense reimbursement)

---------------------------------------------------------------------------------------------------------------
                                                Management       Other       12b-1    Total Underlying Mutual
                                                   Fees         Expenses      Fees         Fund Expenses
---------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated             0.60%         0.89%       0.25%             1.74%
Quality Bond Fund II
---------------------------------------------------------------------------------------------------------------

5.       THE "EXAMPLE" CHART IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

         The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

         The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and variable account charges of 1.30%. The example also reflects the $30 Contract Maintenance Charge expressed as a percentage of the average account size for existing contracts. Since the average contract account sized issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

-----------------------------------------------------------------------------------------------------------------
                         If you surrender your      If you do not surrender your  If you annuitize your contract
                      contract at the end of the     contract at the end of the    at the end of the applicable
                         applicable time period        applicable time period              time period
-----------------------------------------------------------------------------------------------------------------
                     1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.    10 Yrs.
-----------------------------------------------------------------------------------------------------------------
Federated Insurance    91     111    140     244      21    66     113     244      *     66     113      244
Series - Federated
Quality Bond Fund II
-----------------------------------------------------------------------------------------------------------------

     *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

6. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:

         FEDERATED INSURANCE SERIES
         Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

              FEDERATED QUALITY BOND FUND II
              Investment Objective: Current income by investing in investment grade fixed income securities.

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-4

                   The date of this prospectus is May 1, 2000.


================================================================================

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

GREENWICH STREET SERIES FUND (FORMERLY, SMITH BARNEY SERIES FUND)
o        Intermediate High Grade Portfolio
o        Total Return Portfolio

SMITH BARNEY VARIABLE ACCOUNT FUNDS*
o        Income and Growth Portfolio
o        Reserve Account Portfolio
o        U.S. Government/High Quality Securities Portfolio

TRAVELERS SERIES FUND, INC.
o Smith Barney Large Cap Value Portfolio (formerly, Smith Barney Income and Growth Portfolio)
o        Smith Barney International Equity Portfolio
o        Smith Barney Money Market Portfolio

*Please note that the investment portfolios in Smith Barney Variable Account Funds may be consolidated into other substantially similar existing funds. In this regard, an application may be filed for a Securities and Exchange Commission Order of Substitution to consolidate these portfolios. Please further note that the U.S. Government/High Quality Securities Portfolio and The Reserve Account Portfolio both have insufficient assets to invest in accordance with their stated investment objectives, and we suggest that you consider contacting your financial consultant or Nationwide at the number listed to arrange a transfer of your assets from these funds to other available funds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-4 ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 35.

For general information or to obtain FREE copies of the:
o        Statement of Additional Information
o prospectus, annual report or semi-annual report for any underlying mutual fund; or
o        required Nationwide forms,
call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
o        A BANK DEPOSIT
o        FEDERALLY INSURED
o        ENDORSED BY A BANK OR GOVERNMENT AGENCY
o        AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITIZATION DATE - The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE - The total value of all accumulation units in a contract plus any amount held in the Fixed Account.

CONTRACT YEAR - Each year the contract is in force, beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT - An investment option which is funded by the General Account of Nationwide.

GENERAL ACCOUNT - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code.

INDIVIDUAL RETIREMENT ANNUITY ("IRA") - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code.

NATIONWIDE - Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT - A contract which does not qualify for favorable tax treatment under Section 401 or 403(b) (Qualified Plans), 408(IRAs), or 408(b) (Tax Sheltered Annuities) of the Internal Revenue Code.

QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Sections 401 or 403(a) of the Internal Revenue Code.

SUB-ACCOUNTS - Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD - Each day the New York Exchange is open for business.

VARIABLE ACCOUNT - Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

TYPES OF CONTRACTS.................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charges
     Contract Maintenance Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans or Tax Sheltered Annuities Required Distributions for IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens

     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION...................................

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS..................................

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred
Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)...7%(1)

Range of CDSC over time:

  ------------------------------------------------------------
   Number of Completed Years from             CDSC
      Date of Purchase Payment             Percentage
  ------------------------------------------------------------
                  0                            7%
  ------------------------------------------------------------
                  1                            6%
  ------------------------------------------------------------
                  2                            5%
  ------------------------------------------------------------
                  3                            4%
  ------------------------------------------------------------
                  4                            3%
  ------------------------------------------------------------
                  5                            2%
  ------------------------------------------------------------
                  6                            1%
  ------------------------------------------------------------
                  7                            0%
  ------------------------------------------------------------

(1)During the first contract year, the contract owner may withdraw without a CDSC any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC, the greater of:

(a)      an amount equal to 10% of that purchase payment; or

(b) any amount withdrawn in order for the contract to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued a Tax Sheltered Annuities or other Qualified Plans due to Internal Revenue Code restrictions.

MAXIMUM ANNUAL CONTRACT MAINTENANCE
CHARGE(2)..........................................$30

VARIABLE ACCOUNT CHARGES(3)
Mortality and Expense Risk Charge.................1.25%
Administration Charge.............................0.05%
     Total Variable Account Charges...............1.30%

(2)The contract maintenance charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

(3)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are available only for contracts issued as Tax Sheltered Annuities or Qualified Contracts. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                12b-1         Total Underlying
                                                 Management Fees         Other Expenses          Fees       Mutual Fund Expenses
----------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund - Intermediate           0.60%                  0.62%             0.00%               1.22%
High Grade Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund - Total Return           0.75%                  0.04%             0.00%               0.79%
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Funds - Income          0.60%                  0.40%             0.00%               1.00%
and Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Funds -                 0.45%                  0.55%             0.00%               1.00%
Reserve Account Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Funds - U.S.            0.45%                  0.55%             0.00%               1.00%
Government/High Quality Securities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. - Smith Barney            0.65%                  0.02%             0.00%               0.67%
Large Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. - Smith Barney            0.90%                  0.10%             0.00%               1.00%
International Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. - Smith Barney            0.50%                  0.04%             0.00%               0.54%
Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------------------

(1)The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

------------------------------------------------------------------------------------------------------------------
                                                                                              Total Underlying
                                               Management Fees         Other Expenses       Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Funds -               0.45%                  63.18%                  63.63%
Reserve Account Portfolio*
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account Funds - U.S.          0.45%                  2.92%                   3.37%
Government/High Quality Securities
Portfolio*
------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment and 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.30%. The Contract Maintenance Charge is reflected as a percentage of the average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

------------------------------------------------------------------------------------------------------------------
                                    If you surrender your    If you do not surrender     If you annuitize your
                                    contract at the end of   your contract at the end    contract at the end of
                                     the applicable time      of the applicable time   the applicable time period
                                            period                    period
------------------------------------------------------------------------------------------------------------------
                                 1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.

                                 ---------------------------------------------------------------------------------
Greenwich Street Series Fund -      97    128   169    301    27     83    142     301     *     83    142    301
Intermediate High Grade Portfolio
------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund -      93    115   146    256    23     70    119     256     *     70    119    256
Total Return Portfolio
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account       95    121   157    278    25     76    130     278     *     76    130    278
Funds - Income and Growth
Portfolio
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account       95    121   157    278    25     76    130     278     *     76    130    278
Funds - Reserve Account Portfolio
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable Account       95    121   157    278    25     76    130     278     *     76    130    278
Funds- U.S. Government/High
Quality Securities Portfolio
------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc.         91    111   140    243    21     66    113     243     *     66    113    243
- Smith Barney Large Cap Value
Portfolio
------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. -       95    121   157    278    25     76    130     278     *     76    130    278
Smith Barney International Equity
Portfolio
------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc. -       90    107   133    229    20     62    106     229     *     62    106    229
Smith Barney Money Market
Portfolio
------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will also mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

o        Non-Qualified;
o        Individual Retirement Annuities;
o        Tax Sheltered Annuities; and
o        Qualified.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in the prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                      MINIMUM INITIAL       MINIMUM
     CONTRACT            PURCHASE          SUBSEQUENT
       TYPE               PAYMENT           PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified             $1,500              $10
-------------------- ----------------- ------------------
IRA                         $0                $10
-------------------- ----------------- ------------------
Tax Sheltered               $0                $10
Annuity
-------------------- ----------------- ------------------
Qualified                   $0                $10
-------------------- ----------------- ------------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% and an Administration Charge equal to 0.05% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

A $30 Contract Maintenance Charge is assessed against each contract on the contract anniversary date and on the surrender date upon full surrender of the contract (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered (see "Contingent Deferred Sales Charge").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Smith Barney, Inc., with offices located at 388 Greenwich Street, New York, New York 10013.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits (if any), limitations, and other features of these contracts differ one from the other.

Non-Qualified Annuity Contracts

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Individual Retirement Annuities (IRAs)

IRAs are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;
o        the premiums are not fixed;
o the annual premium cannot exceed $2000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);
o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
o        the entire interest of the owner in the contract is nonforfeitable; and
o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2 and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Qualified Plans

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts and the other contains shares attributable to accumulation units under Individual Retirement Annuities, Tax Shelter Annuities and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through the other separate accounts of Nationwide. Nationwide does not anticipate disadvantages to this. However it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which the underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)       further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charge (0.45%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTRACT MAINTENANCE CHARGE

Nationwide deducts an annual Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of to 0.05% of the daily net assets of the variable account.

The Administration Charge reimburses Nationwide for administrative expenses.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)



The CDSC applies as follows:

   ------------------------------- -------------------------
    NUMBER OF YEARS FROM DATE OF             CDSC
          PURCHASE PAYMENT                PERCENTAGE
   ------------------------------- -------------------------
                 0                            7%
   ------------------------------- -------------------------
                 1                            6%
   ------------------------------- -------------------------
                 2                            5%
   ------------------------------- -------------------------
                 3                            4%
   ------------------------------- -------------------------
                 4                            3%
   ------------------------------- -------------------------
                 5                            2%
   ------------------------------- -------------------------
                 6                            1%
   ------------------------------- -------------------------
                 7                            0%
   ------------------------------- -------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contract - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

During the first contract year, the contract owner may withdraw without a CDSC any amount to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC, the greater of:

1)       an amount equal to 10% of that purchase payment; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon annuitization of contracts which have been in force for at least two years;

2)       upon payment of a death benefit; or

3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among the sub-accounts or between the fixed account and the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

Nationwide may waive the CDSC when a sale is made to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made to a similar group resulting in savings of sales expenses. Nationwide will consider one or more of the following scenarios when determining if the program is entitled to a wavier of CDSC:

1. The size of the group to which sales are to be made. Generally, the sales expenses for larger groups are less than for smaller group because of the ability to implement a larger number of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received from a group and how the purchase payments are remitted. The contract sales expenses are likely to be less on larger purchase payments than on smaller ones. Likewise, sales expenses are usually lower when purchase payments are remitted on a payroll deduction plan.

3. The purpose for which the contracts are being purchased. Certain types of Qualified Plans are more likely to be stable than others. Such stability reduces the number of sales contacts required, reduces sales administration, and results in fewer contract terminations. As a result, sales expenses are reduced.

4. The nature of the group for which the contracts are being purchased. Certain types of employee and professional groups are more likely to continue contract participation for longer periods than are other groups with more mobile membership. If fewer contracts are surrendered in a given group, Nationwide's sales expenses are reduced.

5. The cost of distribution effort. Sales without commissions or other standard distribution expenses can result in the waiver of sales charges.

6. Other circumstances of which Nationwide is not presently aware which could result in reduced sales expenses.

If, after consideration of these factors, Nationwide determines that a purchase or series of purchases would result in reduced sales expenses, such a group would be entitled to the waiver of CDSC.

The CDSC will not be waived or eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or any other governmental entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess the premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;

(2)      annuitization; or

(3)      such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will become effective as of the date signed. However, the change will not affect any payments made or action taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o        on a Nationwide form;

o        signed by the contract owner; and

o        received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to receive certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary(ies) or contingent beneficiary(ies) during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                       MINIMUM INITIAL      MINIMUM
     CONTRACT             PURCHASE         SUBSEQUENT
       TYPE               PAYMENT           PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified             $1,500              $10
-------------------- ----------------- ------------------
IRA                         $0                $10
-------------------- ----------------- ------------------
Tax Sheltered               $0                $10
Annuity
-------------------- ----------------- ------------------
Qualified                   $0                $10
-------------------- ----------------- ------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase, if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                 o        Independence Day
o        Martin Luther King, Jr. Day    o        Labor Day
o        Presidents' Day                o        Thanksgiving
o        Good Friday                    o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)      trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

1) the value of amounts allocated to the sub-accounts of the variable account; and

2)       amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)      is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)       adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation date.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

a)       the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section

         402(g)(3)(C)), or transfers from a Custodial Account (described in
         Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

         1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

         2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.       The surrender limitations described in Section A also apply to:

         1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

         2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

         3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o        the contract is surrendered;

o        the contract owner/annuitant dies;

o the contract owner who is not the annuitant dies prior to annuitization; or

o        annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and assignee regarding the proper allocation of contract rights.

Any portion of the contract value attributable to purchase payments made after August 13, 1982, which is pledged or assigned after August 13 1982, will be treated as a distribution and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Smith Barney Variable Account Funds - Reserve Account Portfolio to any other underlying mutual fund. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value when the Dollar Cost Averaging program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or

2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be requested in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon approval of the annuitization date, the annuitant must choose:

1)       an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

1)       deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

1)       deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary, unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)      in a lump sum;

(2)      as an annuity; or

(3)      in any manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF THE CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide's home office receives:

1)       proper proof of the annuitant's death;

2)       an election specifying the distribution method; and

3)       any state required form(s).

For contracts issued BEFORE May 1, 1998 or the date state insurance authorities approve applicable contract modifications, if the annuitant dies before his or her 75th birthday, the death benefit will be the greater of:

1)       the contract value; or

2)       the sum of all purchase payments, less any amounts surrendered.

For contracts issued ON OR AFTER the later of May 1, 1998 or the date state insurance authorities approve applicable contract modifications, if the Annuitant dies prior to his or her 75th birthday, the death benefit will be the greater of:

1)       the contract value; or

2) the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

         b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

b) any change of annuitant will be treated as the death of a contract owner; and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

Distributions from Qualified Contracts or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

(a) the life of the annuitant or the joint lives of the annuitant and the annuitant's beneficiary; or

(b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in (A) or (B), the payments will begin on the required beginning date. The required beginning date is the later of:

(a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

(b)      the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Qualified Contract or Tax Sheltered Annuity determined by the end of the previous calendar year by:

(a)      the annuitant's life expectancy; or, if applicable,

(b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

(a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and beginning not later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

(b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distribution must continue at least as rapidly as under the schedule being used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o        the type of contract purchased;

o        the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401,408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o        IRAs;

o        Tax Sheltered Annuities; and

o        "Non-Qualified Annuities."

Individual Retirement Annuities

Distributions from IRAs, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o        the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o        is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.



WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or a Traditional IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)       provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o        a transfer of the contract from one contract owner to another; or

o        a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

o        the failure to diversify was accidental;

o        the failure is corrected; and

o        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws.

It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o        statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide

Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

Smith Barney Inc. ("Smith Barney") is a full service broker-dealer with more than 400 offices nationwide and abroad and approximately 10,500 financial consultants. Accordingly, this firm and its financial consultants are typically named defendants or respondents in various matters incident to and typical of the businesses in which Smith Barney is engaged. These include civil actions and arbitration proceedings in which Smith Barney or its financial consultants have been named, arising in the normal course of business activities as a broker and dealer in securities, as an underwriter, as an investment banker or otherwise.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................2
Calculation of Performance.................................................2
Annuity Payments...........................................................2
Financial Statements.......................................................3

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

GREENWICH STREET SERIES FUND (FORMERLY, SMITH BARNEY SERIES FUND)
The Greenwich Street Series Fund is a diversified, open-end management investment company organized on May 13, 1991 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust." The Greenwich Street Series Fund is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.

         INTERMEDIATE HIGH GRADE PORTFOLIO
         Investment Objective: To provide as high a level of current income as is consistent with the protection of capital. The Portfolio will invest in high quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers.

         TOTAL RETURN PORTFOLIO
         Investment Objective: To provide shareholders with total return, consisting of long-term capital appreciation and income. This Portfolio will invest primarily in a diversified portfolio of dividend-paying common stocks.

SMITH BARNEY VARIABLE ACCOUNT FUNDS
Smith Barney Variable Account Funds was organized as a Massachusetts business trust on December 18, 1986, and is an open-end, diversified, management investment company. Smith Barney Variable Account Funds offers a choice of shares in three separate Portfolios, each with its own investment objectives. Currently, shares of the portfolios are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. Smith Barney Variable Account Funds is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.

         INCOME AND GROWTH PORTFOLIO
         Investment Objective: To seek current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

         RESERVE ACCOUNT PORTFOLIO
         Investment Objective: To seek current income from a portfolio of money market instruments and other high quality debt obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value.

         U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
         Investment Objective: To seek high current income and security of principal from a portfolio consisting primarily of U.S. Government Obligations and other high quality debt securities.

*Please note that the investment portfolios in Smith Barney Variable Account Funds may be consolidated into other substantially similar existing funds. In this regard, an application may be filed for a Securities and Exchange Commission Order of Substitution to consolidate these portfolios. Please further note that the U.S. Government/High Quality Securities Portfolio and The Reserve Account Portfolio both have insufficient assets to invest in accordance with their stated investment objectives, and we suggest that you consider contacting your financial consultant or Nationwide at the number listed on page 1 to arrange a transfer of your assets from these funds to other available funds.

TRAVELERS SERIES FUND INC.
Travelers Series Fund Inc. is an open-end, diversified, management investment company incorporated in Maryland on February 22, 1994. Currently, shares of the Travelers Series Fund, Inc. are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The Travelers Series Fund, Inc. is managed by Mutual Management Corp. ("MMC"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is in turn, a wholly-owned subsidiary of Travelers Group, Inc.

         SMITH BARNEY LARGE CAP VALUE PORTFOLIO (FORMERLY, SMITH BARNEY GROWTH AND INCOME PORTFOLIO)
         Investment Objective: To obtain current income as well as long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. Under normal market conditions at least 65% of the Portfolio's assets will be invested in equity securities. The Portfolio may also purchase preferred stocks and convertible securities. Under unusual economic or market conditions as determined by MMC, for defensive purposes the Portfolio may temporarily invest all or a major portion of its assets in short-term U.S. Government securities.

         SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO
         Investment Objective: To seek total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.

         SMITH BARNEY MONEY MARKET PORTFOLIO
         Investment Objective: To seek maximum current income and preservation of capital by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. government securities and related repurchase agreements.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                    ACCUMULATION UNIT      ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION   YEAR
MUTUAL                        VALUE AT BEGINNING     AT END OF PERIOD         UNITS OUTSTANDING AT
FUND                          OF PERIOD                                       THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------
Greenwich Street Series          11.756940               11.175182                        0            1999
Fund - Intermediate High         11.154442               11.756940                        0            1998
Grade Portfolio-Q                10.400005               11.154442                        0            1997
                                 10.352228               10.400005                        0            1996
                                 10.000000               10.352228                        0            1995*
-----------------------------------------------------------------------------------------------------------------
Greenwich Street Series          11.756940               11.175182                    1,363            1999
Fund - Intermediate High         11.154442               11.756940                    2,790            1998
Grade Portfolio-NQ               10.400005               11.154442                   10,572            1997
                                 10.352228               10.400005                    6,337            1996
                                 10.000000               10.352228                        0            1995*
-----------------------------------------------------------------------------------------------------------------
Greenwich Street Series          14.926907               17.965910                    3,632            1999
Fund - Total Return              14.408364               14.926907                    3,632            1998
Portfolio-Q                      12.493974               14.408364                    3,599            1997
                                 10.091170               12.493974                        0            1996
                                 10.000000               10.091170                        0            1995*
-----------------------------------------------------------------------------------------------------------------
Greenwich Street Series          14.926907               17.965910                   12,558            1999
Fund - Total Return              14.408364               14.926907                   13,232            1998
Portfolio-NQ                     12.493974               14.408364                   14,191            1997
                                 10.091170               12.493974                    9,304            1996
                                 10.000000               10.091170                    8,749            1995*
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            31.283174               29.942972                   69,881            1999
Account Funds - Income           28.070505               31.283174                   82,210            1998
and Growth Portfolio-Q           22.203232               28.070505                  103,113            1997
                                 18.563463               22.203232                  150,416            1996
                                 14.755003               18.563463                  328,357            1995
                                 15.427358               14.755003                  391,641            1994
                                 13.204279               15.427358                  389,488            1993
                                 11.987667               13.204279                  394,373            1992
                                  9.224686               11.987667                  385,815            1991
                                 10.208954                9.224686                  411,723            1990
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable            31.283174               29.942972                  287,325            1999
Account Funds - Income           28.070505               31.283174                  350,416            1998
and Growth Portfolio-NQ          22.203232               28.070505                  474,875            1997
                                 18.563463               22.203232                  787,824            1996
                                 14.755003               18.563463                1,274,983            1995
                                 15.427358               14.755003                1,468,610            1994
                                 13.204279               15.427358                1,593,796            1993
                                 11.987667               13.204279                1,607,342            1992
                                  9.224686               11.987667                1,591,826            1991
                                 10.208954                9.224686                1,521,753            1990
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                    ACCUMULATION UNIT      ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION   YEAR
MUTUAL                        VALUE AT BEGINNING     AT END OF PERIOD         UNITS OUTSTANDING AT
FUND                          OF PERIOD                                       THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------
Smith Barney Variable           13.595516                13.874598                     224             1999
Account Funds - Reserve         13.898977                13.595516                   1,285             1998
Account Portfolio-Q             13.892407                13.898977                   1,140             1997
                                13.842323                13.892407                   2,354             1996
                                12.884883                13.842323                  12,028             1995
                                12.798932                12.884883                  38,755             1994
                                12.397510                12.798932                  45,115             1993
                                11.984895                12.397510                  50,467             1992
                                10.971326                11.984895                  58,254             1991
                                10.264616                10.971326                  61,299             1990
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable           13.595516                13.874598                   2,850             1999
Account Funds - Reserve         13.898977                13.595516                   2,866             1998
Account Portfolio-NQ            13.892407                13.898977                   5,835             1997
                                13.842323                13.892407                  28,925             1996
                                12.884883                13.842323                 155,064             1995
                                12.798932                12.884883                 157,363             1994
                                12.397510                12.798932                 159,188             1993
                                11.984895                12.397510                 189,446             1992
                                10.971326                11.984895                 203,304             1991
                                10.264616                10.971326                 206,523             1990
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable           16.008820                16.204257                   3,629             1999
Account Funds - U.S.            16.183499                16.008820                  11,550             1998
Government/High Quality         15.552677                16.183499                  23,030             1997
Securities Portfolio-Q          15.237150                15.552677                  24,413             1996
                                13.168331                15.237150                  48,719             1995
                                13.398138                13.168331                  55,926             1994
                                12.815045                13.398138                  55,085             1993
                                12.147363                12.815045                  70,238             1992
                                10.926752                12.147363                  60,692             1991
                                10.232806                10.926752                  52,872             1990
------------------------------------------------------------------------------------------------------------------
Smith Barney Variable           16.008820                16.204257                  42,827             1999
Account Funds - U.S.            16.183499                16.008820                  48,945             1998
Government/High Quality         15.552677                16.183499                  76,489             1997
Securities Portfolio-NQ         15.237150                15.552677                 160,543             1996
                                13.168331                15.237150                 269,814             1995
                                13.398138                13.168331                 311,366             1994
                                12.815045                13.398138                 351,868             1993
                                12.147363                12.815045                 360,174             1992
                                10.926752                12.147363                 341,495             1991
                                10.232806                10.926752                 297,896             1990
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          15.325439                15.129147                   5,401             1999
Inc. - Smith Barney Large       14.137466                15.325439                   5,403             1998
Cap Value Portfolio-Q           11.311556                14.137466                   5,405             1997
                                10.000000                11.311556                   5,407             1996**
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                    ACCUMULATION UNIT      ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION   YEAR
MUTUAL                        VALUE AT BEGINNING     AT END OF PERIOD         UNITS OUTSTANDING AT
FUND                          OF PERIOD                                       THE END OF THE PERIOD
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          15.325439                15.129147                   6,282             1999
Inc. - Smith Barney Large       14.137466                15.325439                   9,683             1998
Cap Value Portfolio-NQ          11.311556                14.137466                  44,242             1997
                                10.000000                11.311556                  39,842             1996**
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          12.456037                20.621439                       0             1999
Inc. - Smith Barney             11.848492                12.456037                   4,013             1998
International Equity            11.688162                11.848492                   7,492             1997
Portfolio Q                     10.059780                11.688162                   3,520             1996
                                10.000000                10.059780                   3,623             1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          12.456037                20.621439                  11,801             1999
Inc. - Smith Barney             11.848492                12.456037                  13,773             1998
International Equity            11.688162                11.848492                  21,554             1997
Portfolio NQ                    10.059780                11.688162                  42,195             1996
                                10.000000                10.059780                  22,196             1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          11.263994                11.642365                       0             1999
Inc. - Money Market             10.860417                11.263994                       0             1998
Portfolio -Q***                 10.470929                10.860417                       0             1997
                                10.111872                10.470929                       0             1996
                                10.000000                10.111872                       0             1995*
-----------------------------------------------------------------------------------------------------------------
Travelers Series Fund,          11.263994                11.642365                  11,647             1999
Inc. - Money Market             10.860417                11.263994                  10,146             1998
Portfolio -NQ***                10.470929                10.860417                  56,760             1997
                                10.111872                10.470929                  37,736             1996
                                10.000000                10.111872                       0             1995*
-----------------------------------------------------------------------------------------------------------------

* The Greenwich Street Series Fund - Intermediate High Grade Portfolio, Greenwich Street Series Fund - Total Return Portfolio, Travelers Series Fund, Inc. - Smith Barney International Equity Portfolio, and Travelers Series Fund, Inc. - Smith Barney Money Market Portfolio, were added to the variable account on September 18, 1995. Consequently, the Condensed Financial Information reflects the accumulation units outstanding for the period from September 18, 1995 to December 31, 1995.

** The Travelers Series Fund, Inc. - Smith Barney Large Cap Value Portfolio was added to the variable account on July 17, 1996. Consequently, the Condensed Financial Information reflects the accumulation units outstanding for the period from July 17, 1996 to December 31, 1996.

***The seven-day current unit value yield as of December 31, 1999 was 3.97%.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2000

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-4

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing Nationwide Life Insurance Company, P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-562-2969, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculation of Performance....................................................2
Annuity Payments..............................................................2
Financial Statements..........................................................3

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Smith Barney, Inc. ("Smith Barney"), 388 Greenwich Street, New York, New York 10013. No underwriting commissions have been paid by Nationwide to Smith Barney, only sales commissions.

CALCULATION OF PERFORMANCE

Any current yield quotations of the Travelers Series Fund, Inc. - Smith Barney Money Market Portfolio,("Money Market Portfolio") subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1999, the Money Market Portfolio s seven-day current unit value yield was 3.97%. The Money Market Portfolio's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Money Market Portfolio. At December 31, 1999 the Travelers Series Fund, Inc. - Smith Barney Money Market Portfolio's seven-day effective yield was 4.05%.

The Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the Money Market Portfolio determines its yield on the basis of a seven day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of CDSC, deduction of the Contract Maintenance Charge, and the deduction of variable account charges of 1.30% of the daily net assets of the variable account. Premium taxes, which may be imposed by certain states, are not reflected. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000, which more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-4:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
February 18, 2000



________________________________________________________________________________

                         NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999


ASSETS:

  Investments at market value:

    Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
      1,573 shares (cost $16,742) .................................. $    15,241

    Greenwich SSF - Total Return Portfolio (GSSFTotRt)
      11,213 shares (cost $197,671) ................................     225,831

    Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
      994,187 shares (cost $13,967,927) ............................  10,906,228

    Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
      5,605 shares (cost $46,549) ..................................      42,656

    Smith Barney VAF - The U.S. Government/High Quality Securities
    Portfolio (SBVAFUSGovHQ)
      71,118 shares (cost $850,244) ................................     755,985

    Travelers Series Fund Inc. - Smith Barney International Equity
    Portfolio (TSFSBIntEq)
      10,594 shares (cost $151,451) ................................     243,349

    Travelers Series Fund Inc. - Smith Barney Large Cap Value
    Portfolio (TSFSBLgCapVal)
      9,064 shares (cost $183,337) .................................     176,837

    Travelers Series Fund Inc. - Smith Barney Money Market
    Portfolio (TSFSBMMkt)
      135,307 shares (cost $135,307) ...............................     135,307
                                                                     -----------
        Total investments ..........................................  12,501,434

  Accounts receivable ..............................................         548
                                                                     ----------
       Total assets ................................................  12,501,982

Accounts payable ...................................................      36,898
                                                                     -----------
Contract owners' equity                                              $12,465,084
                                                                     ===========

                                                                         Annual
Contract owners' equity represented by:   Units   Unit Value             Return*
                                         -------  ----------             -------
  Contracts in accumulation phase:

    Greenwich SSF - Intermediate High
    Grade Portfolio:
      Non-tax qualified ................   1,363  $11.175182  $    15,232   (5)%

    Greenwich SSF - Total Return
    Portfolio:
      Non-tax qualified ................  12,558   17.965910      225,616    20%

    Smith Barney VAF - The Income and
    Growth Portfolio:
      Tax qualified ....................  69,881   29.942972    2,092,445   (4)%
      Non-tax qualified ................ 287,325   29.942972    8,603,364   (4)%

    Smith Barney VAF - The Reserve
    Account Portfolio:
      Tax qualified ....................     224   13.874598        3,108     2%
      Non-tax qualified ................   2,850   13.874598       39,543     2%

    Smith Barney VAF - The U.S.
    Government/High Quality Securities
    Portfolio:
      Tax qualified ....................   3,629   16.204257       58,805     1%
      Non-tax qualified ................  42,827   16.204257      693,980     1%

    Travelers Series Fund Inc. -
    Smith Barney International Equity
    Portfolio:
      Non-tax qualified ................  11,801   20.621439      243,354    66%

    Travelers Series Fund Inc. -
    Smith Barney Large Cap Value
    Portfolio:
      Tax qualified ....................   5,401   15.129147       81,713   (1)%
      Non-tax qualified ................   6,282   15.129147       95,041   (1)%

    Travelers Series Fund Inc. -
    Smith Barney Money Market Portfolio:
        Non-tax qualified ..............  11,647   11.642365      135,599     3%
                                         =======   =========
  Reserves for annuity contracts in
  payout phase:
        Tax qualified ..................                            6,198
        Non-tax qualified ..............                          171,086
                                                              -----------
                                                              $12,465,084
                                                              ===========

* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

________________________________________________________________________________

________________________________________________________________________________


NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     Total               GSSFIHiGr           GSSFTotRt             SBVAFIncGro
                                            -----------------------   ----------------   -----------------   ---------------------
                                               1999         1998       1999     1998      1999      1998       1999        1998
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------

Investment activity:
  Reinvested dividends ...................  $   242,020     522,753     2,419    2,008     7,223     6,084      222,144     396,148
  Mortality, expense and administration
    charges (note 2) .....................     (190,062)   (230,174)     (307)    (616)   (3,318)   (3,321)    (168,124)   (194,599)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Net investment activity ..............       51,958     292,579     2,112    1,392     3,905     2,763       54,020     201,549
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
  Proceeds from mutual fund shares sold ..    3,415,514   7,199,070    16,378   88,531   105,839    36,905    2,620,083   4,605,228
  Cost of mutual fund shares sold ........   (3,893,540) (6,677,696)  (18,093) (84,883)  (89,355)  (32,408)  (3,069,184) (4,221,818)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Realized gain (loss) on investments ..     (478,026)    521,374    (1,715)   3,648    16,484     4,497     (449,101)    383,410
  Change in unrealized gain (loss) on
    investments ..........................   (2,247,223) (3,366,100)   (1,892)  (2,274)   17,934    (6,123)  (2,427,983) (3,069,801)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
    Net gain (loss) on investments .......   (2,725,249) (2,844,726)   (3,607)   1,374    34,418    (1,626)  (2,877,084) (2,686,391)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
  Reinvested capital gains ...............    2,408,668   4,181,528         -        -    10,901     7,312    2,393,212   4,050,640
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations .....................     (264,623)  1,629,381    (1,495)   2,766    49,224     8,449     (429,852)  1,565,798
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------

Equity transactions:
  Purchase payments received from
    contract owners ......................        1,326     282,588         -        -       330    16,490          330     258,292
  Transfers between funds ................            -           -   (16,062)       -   (12,156)    4,320     (205,631)     (4,561)
  Redemptions ............................   (2,820,553) (6,225,562)        -  (87,790)  (63,185)  (33,691)  (2,166,514) (4,268,099)
  Annuity benefits .......................      (30,860)    (23,894)        -        -         -         -      (29,377)    (22,349)
  Annual contract maintenance charge
    (note 2) .............................       (8,375)    (10,342)       (8)     (35)     (125)     (124)      (7,389)     (8,909)
  Contingent deferred sales charges
    (note 2) .............................       (1,434)     (4,773)        -      (61)        -       (15)        (728)     (3,363)
  Adjustments to maintain reserves .......      (36,483)     (6,113)       (5)      (2)     (200)      (26)     (35,943)     (6,136)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
      Net equity transactions ............   (2,896,379) (5,988,096)  (16,075) (87,888)  (75,336)  (13,046)  (2,445,252) (4,055,125)
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
Net change in contract owners' equity ....   (3,161,002) (4,358,715)  (17,570) (85,122)  (26,112)   (4,597)  (2,875,104) (2,489,327)
Contract owners' equity beginning of
  period .................................   15,626,086  19,984,801    32,802  117,924   251,728   256,325   13,745,003  16,234,330
                                            -----------  ----------   -------  -------   -------  --------   ----------  ----------
Contract owners' equity end of period ....  $12,465,084  15,626,086    15,232   32,802   225,616   251,728   10,869,899  13,745,003
                                            ===========  ==========   =======  =======   =======  ========   =========== ==========+

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                SBVAFResAcct         SBVAFUSGovHQ         TSFSBIntEq         TSFSBLgCapVal
                                              -----------------   -------------------   -----------------   -----------------
                                                1999     1998       1999       1998      1999      1998      1999      1998
                                              --------  -------   --------   --------   -------  --------   -------  --------
Investment activity:
  Reinvested dividends ...................... $      -    2,677      2,850     90,126       699         -     2,124     7,532
  Mortality, expense and administration
    charges (note 2) ........................     (629)  (1,049)   (11,053)   (15,411)   (2,722)   (3,656)   (2,720)   (6,774)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Net investment activity .................     (629)   1,628     (8,203)    74,715    (2,023)   (3,656)     (596)      758
                                              --------  -------   --------  ---------   -------  --------   -------  --------
  Proceeds from mutual fund shares sold .....   15,182   41,763    266,312    878,250    82,943   225,762    59,715   630,495
  Cost of mutual fund shares sold ...........  (22,681) (65,936)  (334,704)  (947,448)  (68,499) (183,352)  (41,962) (449,715)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Realized gain (loss) on investments .....   (7,499) (24,173)   (68,392)   (69,198)   14,444    42,410    17,753   180,780
  Change in unrealized gain (loss) on
    investments .............................    8,893   20,737     85,689   (122,990)   89,397   (23,713)  (19,261) (161,936)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
    Net gain (loss) on investments ..........    1,394   (3,436)    17,297   (192,188)  103,841    18,697    (1,508)   18,844
                                              --------  -------   --------  ---------   -------  --------   -------  --------
  Reinvested capital gains ..................        -        -          -    104,744         -         -     4,555    18,832
                                              --------  -------   --------  ---------   -------  --------   -------  --------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ........................      765   (1,808)     9,094    (12,729)  101,818    15,041     2,451    38,434
                                              --------  -------   --------  ---------   -------  --------   -------  --------

Equity transactions:
  Purchase payments received from
     contract owners ........................        -    2,000        336        495       330       495         -     4,816
  Transfers between funds ...................        -  (18,538)   (32,232)   (75,949)        -    42,867         -   109,815
  Redemptions ...............................  (14,376) (22,036)  (191,994)  (552,423)  (80,268) (180,804)  (56,702) (623,289)
  Annuity benefits ..........................        -        -     (1,483)    (1,545)        -         -         -         -
  Annual contract maintenance charge
    (note 2) ................................      (70)    (124)      (443)      (697)      (75)      (91)     (115)     (148)
  Contingent deferred sales charges
    (note 2) ................................     (105)       -       (386)      (866)        -      (118)        -      (350)
  Adjustments to maintain reserves ..........        2       (5)        (5)         3         6         1       (79)       37
                                              --------  -------   --------  ---------   -------  --------   -------  --------
      Net equity transactions ...............  (14,549) (38,703)  (226,207)  (630,982)  (80,007) (137,650)  (56,896) (509,119)
                                              --------  -------   --------  ---------   -------  --------   -------  --------
Net change in contract owners' equity .......  (13,784) (40,511)  (217,113)  (643,711)   21,811  (122,609)  (54,445) (470,685)
Contract owners' equity beginning of
  period ....................................   56,435   96,946    973,092  1,616,803   221,543   344,152   231,199   701,884
                                              --------  -------   --------  ---------   -------  --------   -------  --------
Contract owners' equity end of period ....... $ 42,651   56,435    755,979    973,092   243,354   221,543   176,754   231,199
                                              ========  =======   ========  =========   =======  ========   =======  ========


                                                                                                                  (Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31,1999 AND 1998


                                                           TSFSBMMkt
                                                    -----------------------
                                                       1999        1998
                                                    ---------    --------

Investment activity:
  Reinvested dividends ......................       $   4,561      18,178
  Mortality, expense and administration
    charges (note 2) ........................          (1,189)     (4,748)
                                                    ---------    --------
    Net investment activity .................           3,372      13,430
                                                    ---------    --------
  Proceeds from mutual fund shares sold .....         249,062     692,136
  Cost of mutual fund shares sold ...........        (249,062)   (692,136)
                                                    ---------    --------
    Realized gain (loss) on investments .....               -           -
  Change in unrealized gain (loss) on
    investments .............................               -           -
                                                    ---------    --------
    Net gain (loss) on investments ..........               -           -
                                                    ---------    --------
  Reinvested capital gains ..................               -           -
                                                    ---------    --------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ........................           3,372      13,430
                                                    ---------    --------

Equity transactions:
  Purchase payments received from
     contract owners ........................               -           -
  Transfers between funds ...................         266,081     (57,954)
  Redemptions ...............................        (247,514)   (457,430)
  Annuity benefits ..........................               -           -
  Annual contract maintenance charge
    (note 2) ................................            (150)       (214)
  Contingent deferred sales charges
    (note 2) ................................            (215)          -
  Adjustments to maintain reserves ..........            (259)         15
                                                    ---------    --------
      Net equity transactions ...............          17,943    (515,583)
                                                    ---------    --------
Net change in contract owners' equity .......          21,315    (502,153)
Contract owners' equity beginning of
  period ....................................         114,284     616,437
                                                    ---------    --------
Contract owners' equity end of period .......       $ 135,599     114,284
                                                    =========    ========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 1999 and 1998

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or the payout phase may invest in the following:

          Portfolios of the Greenwich Street Series Fund (Greenwich SSF);
            Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr) Greenwich SSF - Total Return Portfolio (GSSFTotRt)

          Portfolios of the Smith Barney Variable Account Funds
          (Smith Barney VAF);
            Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct) Smith Barney VAF - The U.S. Government/High Quality Securities
              Portfolio (SBVAFUSGovHQ)

          Portfolios of the Travelers Series Fund Inc.;
            Travelers Series Fund Inc. - Smith Barney International Equity
              Portfolio (TSFSBIntEq)
            Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio
              (TSFSBLgCapVal)
            Travelers Series Fund Inc. - Smith Barney Money Market Portfolio
              (TSFSBMMkt)

        At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)     Expenses

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

        The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.



________________________________________________________________________________

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item     24. FINANCIAL STATEMENTS AND EXHIBITS

                  (a) financial statements are included in Parts A and B of the Registration Statement.

                           (1)      Financial statements included in Prospectus.
                                    (Part A):
                                    Condensed Financial Information.
                                    in Part B:
                                    Those financial statements required by
                                    Item 23 to be included in Part B
                                    have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-4:

                                    Independent Auditors' Report.

                                    Statement of Assets, Liabilities and
                                    Contract Owners' Equity as of December 31,
                                    1999.

                                    Statement of Operations for the years ended
                                    December 31, 1999 and 1998.

                                    Statement of Changes in Contract Owners'
                                    Equity for the years ended December 31, 1999 and 1998.

                                    Notes to Financial Statements.

                           Nationwide Life Insurance Company:

                                    Independent Auditors' Report. Consolidated
                                    Balance Sheets as of December 31, 1999 and
                                    1998.

                                    Consolidated Statements of Income for the years ended December 31, 1999, 1998 and
                                    1997.

                                    Consolidated Statements of Shareholder's
                                    Equity for the years ended December 31,
                                    1999, 1998 and 1997.

                                    Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                                    Notes to Consolidated Financial Statements.

                  (b)      Exhibits

                           (1)      Resolution of the Depositor's Board of
                                    Directors authorizing the establishment of
                                    the Registrant.                                                *
                           (2)      Not Applicable
                           (3)      Underwriting or Distribution of contracts
                                    between the Registrant and Principal
                                    Underwriter.                                                   *
                           (4)      The form of the variable annuity contract                      *
                           (5)      Variable Annuity Application.                                  *
                           (6)      Articles of Incorporation of Depositor.                        *
                           (7)      Not Applicable
                           (8)      Not Applicable
                           (9)      Opinion of Counsel                                             *
                           (10)     Not Applicable
                           (11)     Not Applicable
                           (12)     Not Applicable
                           (13)     Not Applicable

*Filed previously in connection with this registration statement (SEC File No. 33-26454) and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          David K. Hollingsworth                          Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                              Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

         *        Subsidiaries for which separate financial statements are filed

         ** Subsidiaries included in the respective consolidated financial statements

         *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

         ****     other subsidiaries

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
The 401(k) Companies, Inc.                Texas                            Holding Company
----------------------------------------  ----------------  -------------  ----------------------------------------
The 401(k) Company                        Texas                            Third-party administrator for 401(k)
                                                                           plans
----------------------------------------  ----------------  -------------  ----------------------------------------
401(k) Investment Advisors, Inc.          Texas                            Investment advisor registered with the
                                                                           SEC
----------------------------------------  ----------------  -------------  ----------------------------------------
401(k) Investments Services, Inc.         Texas                            NASD registered broker-dealer
----------------------------------------  ----------------  -------------  ----------------------------------------
Affiliate Agency, Inc.                    Delaware                         Insurance agency marketing life
                                                                           insurance & annuity products through
                                                                           financial institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
Affiliate Agency of Ohio, Inc.            Ohio                             Insurance agency marketing life
                                                                           insurance & annuity products through
                                                                           financial institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
AID Finance Services, Inc.                Iowa                             Holding Company
----------------------------------------  ----------------  -------------  ----------------------------------------
ALLIED General Agency Company             Iowa                             Managing general agent and surplus
                                                                           lines broker for property & casualty
                                                                           insurance products
----------------------------------------  ----------------  -------------  ----------------------------------------
ALLIED Group, Inc.                        Iowa                             Property & casualty holding company
----------------------------------------  ----------------  -------------  ----------------------------------------
ALLIED Group Insurance Marketing          Iowa                             Direct marketer for property and
Company                                                                    casualty insurance products
----------------------------------------  ----------------  -------------  ----------------------------------------
ALLIED Group Merchant Banking             Iowa                             Broker-Dealer
Corporation
----------------------------------------  ----------------  -------------  ----------------------------------------
ALLIED Property and Casualty Insurance    Iowa                             Underwrites general property &
Company                                                                    casualty insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Allnations, Inc.                          Ohio                             Promotes international cooperative
                                                                           insurance organizations
----------------------------------------  ----------------  -------------  ----------------------------------------
AMCO Insurance Company                    Iowa                             Underwrites general property &
                                                                           casualty insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
American Marine Underwriters, Inc.        Florida                          Underwriting manager for ocean cargo
                                                                           and bulk insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Auto Direkt Insurance Company             Germany                          Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Cal-Ag Insurance services, Inc.           California                       Captive insurance brokerage firm
----------------------------------------  ----------------  -------------  ----------------------------------------
CalFarm Insurance Agency                  California                       Former marketing company for
                                                                           traditional agent producers of CalFarm
                                                                           Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
CalFarm Insurance Company                 California                       Multi-line insurance company
----------------------------------------  ----------------  -------------  ----------------------------------------
Caliber Funding                           Delaware                         A limited purpose corporation
----------------------------------------  ----------------  -------------  ----------------------------------------
Colonial County Mutual Insurance          Texas                            Insurance Company
Company
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Columbus Insurance Brokerage and          Germany                          General service insurance broker
Service GmbH
----------------------------------------  ----------------  -------------  ----------------------------------------
Cooperative Service Company               Nebraska                         Insurance agency that sells and
                                                                           services commercial insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Depositors Insurance Company              Iowa                             Underwrites property & casualty
                                                                           insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
eNationwide, LLC                          Ohio                             A limited liability company to provide
                                                                           administrative services to
                                                                           Nationwide's direct operations
----------------------------------------  ----------------  -------------  ----------------------------------------
Excaliber Funding Corporation             Delaware                         Limited purpose corporation
----------------------------------------  ----------------  -------------  ----------------------------------------
F&B, Inc.                                 Iowa                             Insurance Agency
----------------------------------------  ----------------  -------------  ----------------------------------------
Farmland Mutual Insurance Company         Iowa                             Mutual Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Financial Horizons Distributors Agency    Alabama                          Insurance agency marketing life
of Alabama, Inc.                                                           insurance and annuity products through
                                                                           financial institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
Financial Horizons Distributors Agency    Ohio                             Insurance marketing life insurance and
of Ohio, Inc.                                                              annuity products through financial
                                                                           institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
Financial Horizons Distributors Agency    Oklahoma                         Insurance marketing life insurance and
of Oklahoma, Inc.                                                          annuity products through financial
                                                                           institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
Financial Horizons Distributors Agency    Texas                            Insurance marketing life insurance and
of Texas, Inc.                                                             annuity products through financial
                                                                           institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
*Financial Horizons Investment Trust      Massachusetts                    Diversified, open-end investment
                                                                           company
----------------------------------------  ----------------  -------------  ----------------------------------------
Financial Horizons Securities             Oklahoma                         Limited broker-dealer doing business
Corporation                                                                solely in the financial institution
                                                                           market
----------------------------------------  ----------------  -------------  ----------------------------------------
GatesMcDonald Health Plus Inc.            Ohio                             Managed Care Organization
----------------------------------------  ----------------  -------------  ----------------------------------------
Gates, McDonald & Company                 Ohio                             Services employers for managing
                                                                           workers' and unemployment compensation
                                                                           matters
----------------------------------------  ----------------  -------------  ----------------------------------------
Gates, McDonald & Company of Nevada       Nevada                           Self-insurance administration, claims
                                                                           examinations and data processing
                                                                           services
----------------------------------------  ----------------  -------------  ----------------------------------------
Gates, McDonald & Company of New York,    New York                         Workers' compensation/self-insured
Inc.                                                                       claims administration services to
                                                                           employers with exposure in New York
----------------------------------------  ----------------  -------------  ----------------------------------------
Insurance Intermediaries, Inc.            Ohio                             Insurance agency providing commercial
                                                                           property & casualty brokerage services
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Irvin L. Schwartz and Associates, Inc.    Ohio                             Insurance Agency
----------------------------------------  ----------------  -------------  ----------------------------------------
Landmark Financial Services of New        New York                         Insurance agency marketing life
York, Inc.                                                                 insurance and annuity products through
                                                                           financial institutions
----------------------------------------  ----------------  -------------  ----------------------------------------
Leben Direkt Insurance Company            Germany                          Life insurance through direct mail
----------------------------------------  ----------------  -------------  ----------------------------------------
Lone Star General Agency, Inc.            Texas                            General agent to market non-standard
                                                                           automobile and motorcycle insurance
                                                                           for Colonial Mutual Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
MedProSolutions, Inc.                     Massachusetts                    Provides third-party administration
                                                                           services for workers compensation,
                                                                           automobile injury and disability claims
----------------------------------------  ----------------  -------------  ----------------------------------------
Midwest Printing Services, Ltd.           Iowa                             General printing services
----------------------------------------  ----------------  -------------  ----------------------------------------
Morley & Associates, Inc.                 Oregon                           Insurance brokerage
----------------------------------------  ----------------  -------------  ----------------------------------------
Morley Capital Management, Inc.           Oregon                           Investment adviser and stable value
                                                                           money management
----------------------------------------  ----------------  -------------  ----------------------------------------
Morley Financial Services, Inc.           Oregon                           Holding Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Morley Research Associates, Ltd.          Delaware                         Credit research consulting
----------------------------------------  ----------------  -------------  ----------------------------------------
**MRM Investments, Inc.                   Ohio                             Owns and operates a recreational ski
                                                                           facility
----------------------------------------  ----------------  -------------  ----------------------------------------
**National Casualty Company               Wisconsin                        Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
National Casualty Company of America,     England                          Insurance Company
Ltd.
----------------------------------------  ----------------  -------------  ----------------------------------------
National Deferred Compensation, Inc.      Ohio                             Administers deferred compensation
                                                                           plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
**National Premium and Benefit            Delaware                         Provides third-party administration
Administration Company                                                     services
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Advisory Services, Inc.        Ohio                             Registered broker-dealer providing
                                                                           investment management and
                                                                           administrative services
----------------------------------------  ----------------  -------------  ----------------------------------------
**Nationwide Agency, Inc.                 Ohio                             Insurance Agency
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Agribusiness Insurance         Iowa                             Provides property & casualty insurance
Company                                                                    primarily to agricultural business
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Arena, LLC                     Ohio                             A limited liability company related to
                                                                           arena development
----------------------------------------  ----------------  -------------  ----------------------------------------
*Nationwide Asset Allocation Trust        Ohio                             Diversified open-end investment company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Assurance Company              Wisconsin                        Underwrites non-standard automobile
                                                                           and motorcycle insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Cash Management Company        Ohio                             Investment Securities Agent
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Corporation                    Ohio                             Holding company for entities
                                                                           affiliated with Nationwide Mutual
                                                                           Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Exclusive Distribution         Ohio                             A limited liability company providing
Company, LLC                                                               agency support services to Nationwide
                                                                           exclusive agents
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Assignment Company   Ohio                             An assignment company to administer
                                                                           structured settlement business
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Institution          Delaware                         Insurance Agency
Distributors Agency, Inc.
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Institution          New Mexico                       Insurance Agency
Distributors Agency, Inc. of New Mexico
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Institution          Massachusetts                    Insurance Agency
Distributors Agency, Inc. of
Massachusetts
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Services             Bermuda                          Long-term insurer which issued
(Bermuda) Ltd.                                                             variable annuity and variable life
                                                                           products to persons outside the U.S. &
                                                                           Bermuda
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Services Capital     Delaware                         Trust which issues and sells
Trust                                                                      securities & uses proceeds to acquire
                                                                           debentures
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Services Capital     Delaware                         Trust which issues and sells
Trust II                                                                   securities & uses proceeds to acquire
                                                                           debentures
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Financial Services, Inc.       Delaware                         Holding Company for entities
                                                                           associated with Nationwide Mutual
                                                                           Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Foundation                     Ohio                             Not-for profit corporation
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide General Insurance Company      Ohio                             Primarily provides automobile and fire
                                                                           insurance to select customers
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Finance, LLC            Ohio                             Act as a support company for
                                                                           Nationwide Global Holdings, Inc. & its
                                                                           international capitalization efforts
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Funds                   Cayman Islands                   Exempted company with limited
                                                                           liability for purpose of issuing
                                                                           investment shares to segregated asset
                                                                           accounts of Nationwide Financial
                                                                           Services (Bermuda) Ltd. and to
                                                                           non-U.S. resident investors
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Holdings, Inc.          Ohio                             Holding Company for Nationwide
                                                                           Insurance Enterprise international
                                                                           operations
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Holdings, Inc.-NGH      Grand Duchy of                   Analyze European market of life
Luxembourg Branch                         Luxembourg                       insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Holdings-Hong Kong,     Hong Kong                        Primarily a holding company for
Limited                                                                    Nationwide Global Holdings, Inc. Asian
                                                                           operations
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Global Holdings-NGH Brasil     Brazil                           Holding company
Participacoes LTDA
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Health Plans, Inc.             Ohio                             Health insuring organization
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Home Mortgage Company          Iowa                             Mortgage lendor
----------------------------------------  ----------------  -------------  ----------------------------------------
*Nationwide Indemnity Company             Ohio                             Reinsurance company assuming business
                                                                           from Nationwide Mutual Insurance
                                                                           Company and other insurers within the
                                                                           Nationwide Insurance Enterprise
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Insurance Company of America   Wisconsin                        Independent agency personal lines
                                                                           underwriter of property & casualty
                                                                           insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Insurance Company of Florida   Ohio                             Transacts general insurance business
                                                                           except life insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Insurance Golf Charities,      Ohio                             Not-for-profit corporation
Inc.
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide International Underwriters     California                       Special risks, excess & surplus lines
                                                                           underwriting manager
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Investing Foundation           Michigan                         Provide investors with continuous
                                                                           source of investment under management
                                                                           of trustees
----------------------------------------  ----------------  -------------  ----------------------------------------
*Nationwide Investing Foundation II       Massachusetts                    Diversified, open-end investment
                                                                           company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Investment Services            Oklahoma                         Registered broker-dealer
Corporation
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Investors Services, Inc.       Ohio                             Stock Transfer Agent
----------------------------------------  ----------------  -------------  ----------------------------------------
**Nationwide Life and Annuity             Ohio                             Life Insurance Company
Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
**Nationwide Life Insurance Company       Ohio                             Life Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Lloyds                         Texas                            Commercial property insurance in Texas
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Management Systems, Inc.       Ohio                             Preferred provider organization,
                                                                           products and related services
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Mutual Fire Insurance          Ohio                             Mutual Insurance Company
Company
----------------------------------------  ----------------  -------------  ----------------------------------------
*Nationwide Mutual Funds                  Ohio                             Diversified, open-end investment
                                                                           company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Mutual Insurance Company       Ohio                             Mutual Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Properties, Ltd.               Ohio                             Develop, own and operate real estate
                                                                           and real estate investments
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Property and Casualty          Ohio                             Insurance Company
Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Realty Investors, Inc.         Ohio                             Develop, own and operate real estate
                                                                           and real estate investments
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Delaware                         Market and administer deferred
                                                                           compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Alabama                          Market and administer deferred
of Alabama                                                                 compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Arizona                          Market and administer deferred
of Arizona                                                                 compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Arkansas                         Market and administer deferred
of Arkansas                                                                compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Montana                          Market and administer deferred
of Montana                                                                 compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                           Market and administer deferred
of Nevada                                                                  compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     New Mexico                       Market and administer deferred
of New Mexico                                                              compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Ohio                             Market variable annuity contracts to
of Ohio                                                                    members of the National Education
                                                                           Association in the state of Ohio
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Oklahoma                         Market variable annuity contracts to
of Oklahoma                                                                members of the National Education
                                                                           Association in the state of Oklahoma
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     South Dakota                     Market and administer deferred
of South Dakota                                                            compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Texas                            Market and administer deferred
of Texas                                                                   compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions, Inc.     Wyoming                          Market variable annuity contracts to
of Wyoming                                                                 members of the National Education
                                                                           Association in the state of Wyoming
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Retirement Solutions           Massachusetts                    Market and administer deferred
Insurance Agency Inc.                                                      compensation plans for public employees
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Seguradora S.A.                Brazil                           Engage in elementary, health & life
                                                                           insurance; private open pension and
                                                                           wealth concession plans
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
*Nationwide Separate Account Trust        Massachusetts                    Diversified, open-end investment
                                                                           company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Services Company, LLC.         Ohio                             Single member limited liability
                                                                           company performing shared services
                                                                           functions for the Nationwide Insurance
                                                                           Enterprise
----------------------------------------  ----------------  -------------  ----------------------------------------
Nationwide Trust Company, FSB             United States                    Federal savings bank chartered by the
                                                                           Office of Thrift Supervision in U.S.
                                                                           Department of Treasury to exercise
                                                                           custody & fiduciary powers
----------------------------------------  ----------------  -------------  ----------------------------------------
Neckura Holding Company                   Germany                          Administrative services for Neckura
                                                                           Insurance Group
----------------------------------------  ----------------  -------------  ----------------------------------------
Neckura Insurance Company                 Germany                          Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Neckura Life Insurance Company            Germany                          Life and health insurance company
----------------------------------------  ----------------  -------------  ----------------------------------------
Nevada Independent                        Nevada                           Workers' compensation administrative
Companies-Construction                                                     services to Nevada employers in the
                                                                           construction industry
----------------------------------------  ----------------  -------------  ----------------------------------------
Nevada Independent Companies-Health       Nevada                           Workers' compensation administrative
and Nonprofit                                                              services to Nevada employers in health
                                                                           & nonprofit industries
----------------------------------------  ----------------  -------------  ----------------------------------------
Nevada Independent Companies-             Nevada                           Workers' compensation administrative
Hospitality and Entertainment                                              services to Nevada employers in the
                                                                           hospitality & entertainment industries
----------------------------------------  ----------------  -------------  ----------------------------------------
Nevada Independent Companies-             Nevada                           Workers' compensation administrative
Manufacturing, Transportation and                                          services to Nevada employers in the
Distribution                                                               manufacturing, transportation and
                                                                           distribution industries
----------------------------------------  ----------------  -------------  ----------------------------------------
NFS Distributors, Inc.                    Delaware                         Holding company for Nationwide
                                                                           Financial Services, Inc. distribution
                                                                           companies
----------------------------------------  ----------------  -------------  ----------------------------------------

----------------------------------------  ----------------  -------------  ----------------------------------------
                COMPANY                   STATE/COUNTRY OF  NO. VOTING              PRINCIPAL BUSINESS
                                            ORGANIZATION    SECURITIES
                                                            (SEE ATTACHED
                                                            CHART UNLESS
                                                              OTHERWISE
                                                             INDICATED)
----------------------------------------  ----------------  -------------  ----------------------------------------
NGH Luxembourg, S.A                       Luxembourg                       Acts primarily as holding company for
                                                                           Nationwide Global Holdings, Inc.
                                                                           European operations
----------------------------------------  ----------------  -------------  ----------------------------------------
NGH Netherlands, B.V.                     The Netherlands                  Holding company for other overseas
                                                                           companies
----------------------------------------  ----------------  -------------  ----------------------------------------
NGH UK, Ltd.                              United Kingdom                   Assist Nationwide Global Holdings,
                                                                           Inc. with European operations and
                                                                           marketing
----------------------------------------  ----------------  -------------  ----------------------------------------
Northpointe Capital LLC                   Delaware                         Limited liability company for
                                                                           investments
----------------------------------------  ----------------  -------------  ----------------------------------------
PanEuroLife                               Luxembourg                       Life Insurance company providing
                                                                           individual life insurance primarily in
                                                                           the UK, Belgium and France
----------------------------------------  ----------------  -------------  ----------------------------------------
Pension Associates, Inc.                  Wisconsin                        Pension plan administration and record
                                                                           keeping services
----------------------------------------  ----------------  -------------  ----------------------------------------
Portland Investment Services, Inc.        Oregon                           NASD registered broker-dealer
----------------------------------------  ----------------  -------------  ----------------------------------------
Premier Agency, Inc.                      Iowa                             Insurance Agency
----------------------------------------  ----------------  -------------  ----------------------------------------
Riverview Agency, Inc.                    Texas                            Has a pending application to become a
                                                                           licensed insurance agency with the
                                                                           Texas Department of Insurance
----------------------------------------  ----------------  -------------  ----------------------------------------
Scottsdale Indemnity Company              Ohio                             Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Scottsdale Insurance Company              Ohio                             Insurance Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Scottsdale Surplus Lines Insurance        Arizona                          Provides excess and surplus lines
Company                                                                    insurance coverage on a non-admitted
                                                                           basis
----------------------------------------  ----------------  -------------  ----------------------------------------
SVM Sales GmbH, Neckura Insurance Group   Germany                          Recruits and supervises external sales
                                                                           partners who obtain new business for
                                                                           the Neckura Group as well as to offer
                                                                           financial services
----------------------------------------  ----------------  -------------  ----------------------------------------
Union Bond & Trust Company                Oregon                           Oregon state bank with trust powers
----------------------------------------  ----------------  -------------  ----------------------------------------
Villanova Capital, Inc.                   Delaware                         Holding Company
----------------------------------------  ----------------  -------------  ----------------------------------------
Villanova Mutual Fund Capital Trust       Delaware                         Trust designed to act as a registered
                                                                           investment advisor
----------------------------------------  ----------------  -------------  ----------------------------------------
Villanova SA Capital Trust                Delaware                         Trust designed to act as a registered
                                                                           investment advisor
----------------------------------------  ----------------  -------------  ----------------------------------------
Western Heritage Insurance Company        Arizona                          Underwrites excess and surplus lines
                                                                           of property and casualty insurance
----------------------------------------  ----------------  -------------  ----------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
               COMPANY                       STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                               ORGANIZATION        (SEE ATTACHED CHART)
                                                                   UNLESS OTHERWISE INDICATED
--------------------------------------------------------------------------------------------------------------------------------
 *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                   Separate Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
-------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
     Account                                                       Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                   Account
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
               COMPANY                       STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                               ORGANIZATION        (SEE ATTACHED CHART)
                                                                   UNLESS OTHERWISE INDICATED
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-D                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                   Separate Account              Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------
     Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                   Account                       Policies
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |       DISCOVER COMPANY       |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |     INSURANCE AGENCY,     | |  ||  |                     |
                                                                     |       INC. OF MASS.       | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFS-100%   | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | ---------------------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   ALLIED GROUP MERCHANT  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |    BANKING CORPORATION   |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |     |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |     |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |     |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |     |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------     ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                                                               |
       ---------------------------|----------------------------  |  --------------------------     ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |       UNION BOND         |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |     |     & TRUST COMPANY      |  |
       |      401(k) COMPANY     |||       AGENCY, INC.       |  |  |     OF OHIO            |     |                          |  |
       |                         |||Common Stock: 1,000       |  |  |                        |     |Common Stock: 2,000       |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |------------  Shares     |||                          |  |  |                        |     |                          |  |
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |              Cost       |||              ----        |  |  |                        |     |              ----        |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |Morley-100%   $50,000     |  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |      OKLAHOMA          |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $257,000,000 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         ------------------------------ |                                 |  |   ----------------------------
                                        | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-100%| | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                        --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                          |                             |       Limited Liability Company - Dotted Line
                                          |Common Stock:  1,000 Shares  |
                                          |------------                 |
                                          |                             |
                                          |Gates-100%                   |       June 30, 2000
                                          -------------------------------
                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of January 31, 2000 was 6 and 15, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, Natiownide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

Item 29.      PRINCIPAL UNDERWRITER

                  (a) Smith Barney Inc. ("Smith Barney") acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc.; Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Travelers Series Fund Inc., Greenwich Street California Municipal Fund Inc., The Inefficient-Market Fund, Inc., Smith Barney World Funds, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Investment Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Natural Resources Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Institutional Cash Management Fund Inc., The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Concert Series Inc., Managed High Income Portfolio Inc. and Greenwich Street Municipal Fund Inc.

                  (b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-

                  8177). All of the officers and directors are located at 388 Greenwich Street, New York, New York 10013.

     (c)   NAME OF           NET UNDERWRITING
           PRINCIPAL           DISCOUNTS AND          COMPENSATION ON       BROKERAGE
          UNDERWRITER          COMMISSIONS                REDEMPTION        COMMISSIONS         COMPENSATION
         Smith Barney Inc.         N/A                       N/A               N/A                  N/A

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              The depositor represents that the fees and the charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

    INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:




We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP



Columbus, Ohio
April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of October, 2000.
                                                 NATIONWIDE VARIABLE ACCOUNT-4
                                             -----------------------------------
                                                         (Registrant)

                                              NATIONWIDE LIFE INSURANCE COMPANY
                                             -----------------------------------
                                                         (Depositor)

                                                      By STEVEN SAVINI
                                             -----------------------------------
                                                     Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed by the following persons in the capacities indicated on the 24th day of October, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                            Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                     By /s/ STEVEN SAVINI
----------------------------------------                                        ------------------------------
Arden L. Shisler                                                                        Steven Savini
                                                                                      Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart